Related Party Transactions (Details) - Schedule of Remuneration Paid to Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Remuneration Paid to Related Parties [Abstract]
Salaries and benefits	$ 29,468		$ 943